SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Sep. 30, 2019
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12.         SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

During the year ended September 30, 2019, the Company:

a)	issued 1,652,530 common shares upon the cashless exercise of 1,653,999 pre-funded warrants. The pre-funded warrants were issued in connection with the January 2018 Financing (Note 10);
b)	incurred $64,804 in transaction costs through accounts payable and accrued liabilities (Note 4); and

c)incurred $303,951 in share issuance costs through accounts payable and accrued liabilities.

During the year ended September 30, 2018, the Company issued broker warrants valued at $672,221 in connection with the January 2018 Financing (Note 10).

During the year ended September 30, 2017, the Company:

(a) Issued warrants valued at $167,022 in connection with the SVB Term Loan (Note 8).
(b) On exercise of stock options, the Company transferred $2,436 from reserves to share capital.